Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Summary of Financial Assets and Liabilities
The following table shows the carrying amounts and fair values of financial assets and financial liabilities.

	Accounting category		Book value on the statement of financial position	Fair Value
2018	Fair value through profit and loss	Amortized cost
	$ in thousands
Financial assets
Non-current financial assets	—	1,891	1,891	1,891
Trade receivables	—	2,971	2,971	2,971
Subsidies receivables	—	17,173	17,173	17,173
Current financial assets	7	381	388	388
Cash and cash equivalents	451,501	—	451,501	451,501

Total financial assets	451,508	22,416	473,924	473,924

Financial liabilities
Non-current financial liabilities	—	1,018	1,018	1,018
Current financial liabilities	—	333	333	333
Trade payables	—	15,883	15,883	15,883
Other current liabilities	—	8,369	8,369	8,369

Total financial liabilities	—	25,603	25,603	25,603

	Accounting category		Book value on the statement of financial position	Fair Value
2019	Fair value through profit and loss	Amortized cost
	$ in thousands
Financial assets
Non-current financial assets	—	5,517	5,517	5,517
Trade receivables	—	2,959	2,959	2,959
Subsidies receivables	—	9,140	9,140	9,140
Current financial assets	—	20,385	20,385	20,385
Cash and cash equivalents	340,522	—	340,522	340,522

Total financial assets	340,522	38,001	378,523	378,523

Financial liabilities
Non-current financial liabilities	—	46,540	46,540	46,540
Current financial liabilities	—	1,067	1,067	1,067
Trade payables	—	29,264	29,264	29,264
Other current liabilities	—	8,497	8,497	8,497

Total financial liabilities	—	85,368	85,368	85,368